                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       St. Denis J. Villere & Co.
            ------------------------------------------
Address:    210 Baronne Street, Suite 808
            ------------------------------------------
            New Orleans, LA 70112
            ------------------------------------------

            ------------------------------------------


 Form 13F File Number: 28-774
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     George V. Young
          --------------------------------------------
Title:    Partner
          --------------------------------------------
Phone:    (504) 525-0808
          --------------------------------------------

Signature, Place, and Date of Signing:

 /s/ GEORGE V. YOUNG              New Orleans, LA                   11/5/02
---------------------  --------------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]      13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-
             -------------           -----------------------------------------
          [Repeat as necessary.]

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0
                                              -----------------------

Form 13F Information Table Entry Total:                106
                                              -----------------------

Form 13F Information Table Value Total:      $     362,437
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

                     28-
         -----          ------------------      ------------------------

          [Repeat as necessary.]

                            St. Denis J. Villere Co.
                                    FORM 13F
                               September 30, 2002

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x 1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
OFFSHORE           NOTE 6.000%
 LOGISTICS INC     12/1          676255 AF 9     2,369      2,300,000 PRN           OTHER                           2,300,000

SCP POOL CORP      COM           784028 10 2    49,217      1,795,569 Sh            OTHER                           1,795,569
O CHARLEYS INC     COM           670823 10 3    21,942      1,170,825 Sh            OTHER                           1,170,825
HENRY JACK &
 ASSOC INC         COM           426281 10 1    16,314      1,312,460 Sh            OTHER                           1,312,460
GARMIN LTD         ORD           G37260 10 9    16,141        870,150 Sh            OTHER                             870,150
KANSAS CITY
 SOUTHERN          COM NEW       485170 30 2    15,478      1,248,220 Sh            OTHER                           1,248,220
STONE ENERGY CORP  COM           861642 10 6    15,171        466,800 Sh            OTHER                             466,800
COOPER COS INC     COM NEW       216648 40 2    14,402        274,330 Sh            OTHER                             274,330
STEWART
 ENTERPRISES INC   CL A          860370 10 5    13,526      2,652,198 Sh            OTHER                           2,652,198
WELLS FARGO & CO
 NEW               COM           949746 10 1    12,060        250,410 Sh            OTHER                             250,410
PETROLEUM
 HELICOPTERS INC   COM NON VTG   716604 20 2    11,218        417,350 Sh            OTHER                             417,350
LUMINEX CORP DEL   COM           55027E 10 2    10,754      1,527,600 Sh            OTHER                           1,527,600
ADVANCEPCS         COM           00790K 10 9    10,551        468,300 Sh            OTHER                             468,300
INSITUFORM
 TECHNOLOGIES INC  CL A          457667 10 3     8,543        595,300 Sh            OTHER                             595,300
GULF ISLAND
 FABRICATION INC   COM           402307 10 2     7,236        615,314 Sh            OTHER                             615,314
3-D SYS CORP DEL   COM NEW       88554D 20 5     7,233      1,099,181 Sh            OTHER                           1,099,181
CABOT CORP         COM           127055 10 1     5,945        283,100 Sh            OTHER                             283,100
SOUTHWEST BANCORP
 INC OKLA          COM           844767 10 3     5,450        216,700 Sh            OTHER                             216,700
BANK ONE CORP      COM           06423A 10 3     5,412        144,694 Sh            OTHER                             144,694
LEGGETT & PLATT
 INC               COM           524660 10 7     5,389        272,306 Sh            OTHER                             272,306
RIVIANA FOODS INC  COM           769536 10 3     5,039        220,061 Sh            OTHER                             220,061
AMERICAN ITALIAN
 PASTA CO          CL A          027070 10 1     4,750        133,100 Sh            OTHER                             133,100
LABONE INC NEW     COM           50540L 10 5     4,643        287,300 Sh            OTHER                             287,300
WHITNEY HLDG CORP  COM           966612 10 3     4,406        137,335 Sh            OTHER                             137,335
OPTIMAL ROBOTICS
 CORP              CL A NEW      68388R 20 8     4,049        530,029 Sh            OTHER                             530,029
OFFSHORE
 LOGISTICS INC     COM           676255 10 2     3,855        214,650 Sh            OTHER                             214,650
PETROLEUM
 HELICOPTERS INC   COM VTG       716604 10 3     3,814        145,000 Sh            OTHER                             145,000
TIDEWATER INC      COM           886423 10 2     3,702        137,161 Sh            OTHER                             137,161
BANK OF THE
 OZARKS            COM           063904 10 6     3,222        140,700 Sh            OTHER                             140,700
EXXON MOBIL CORP   COM           30231G 10 2     3,214        100,750 Sh            OTHER                             100,750
AMERICAN INTL
 GROUP INC         COM           026874 10 7     3,183         58,198 Sh            OTHER                              58,198
IRWIN FINL CORP    COM           464119 10 6     3,157        185,700 Sh            OTHER                             185,700
CERNER CORP        COM           156782 10 4     2,806         79,700 Sh            OTHER                              79,700
CITIGROUP INC      COM           172967 10 1     2,758         93,032 Sh            OTHER                              93,032
US BANCORP DEL     COM NEW       902973 30 4     2,651        142,674 Sh            OTHER                             142,674
FIRST ST
 BANCORPORATION    COM           336453 10 5     2,504        101,600 Sh            OTHER                             101,600
ST PAUL COS INC    COM           792860 10 8     2,318         80,700 Sh            OTHER                              80,700
PFIZER INC         COM           717081 10 3     2,312         79,683 Sh            OTHER                              79,683
BANK OF AMERICA
 CORPORATION       COM           060505 10 4     2,095         32,830 Sh            OTHER                              32,830
GENERAL ELEC CO    COM           369604 10 3     2,064         83,737 Sh            OTHER                              83,737
AMSOUTH
 BANCORPORATION    COM           032165 10 2     1,939         93,507 Sh            OTHER                              93,507

                            St. Denis J. Villere Co.
                                    FORM 13F
                               September 30, 2002

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x 1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
TYSON FOODS INC    CL A          902494 10 3     1,910        164,200 Sh            OTHER                             164,200
MERCK & CO INC     COM           589331 10 7     1,894         41,438 Sh            OTHER                              41,438
HOME DEPOT INC     COM           437076 10 2     1,726         66,122 Sh            OTHER                              66,122
BLOCK H & R INC    COM           093671 10 5     1,701         40,500 Sh            OTHER                              40,500
KEYCORP NEW        COM           493267 10 8     1,563         62,585 Sh            OTHER                              62,585
SCHLUMBERGER LTD   COM           806857 10 8     1,404         36,498 Sh            OTHER                              36,498
BRISTOL MYERS
 SQUIBB CO         COM           110122 10 8     1,308         54,946 Sh            OTHER                              54,946
HANCOCK HLDG CO    PFD CONV A
                   8%            410120 20 8     1,301         40,902 Sh            OTHER                              40,902
FEDERAL NATL MTG
 ASSN              COM           313586 10 9     1,167         19,600 Sh            OTHER                              19,600
REMINGTON OIL &
 GAS CORP          COM           759594 30 2     1,162         82,400 Sh            OTHER                              82,400
VIACOM INC         CL B          925524 30 8     1,146         28,253 Sh            OTHER                              28,253
HANCOCK HLDG CO    COM           410120 10 9     1,130         24,058 Sh            OTHER                              24,058
COLGATE PALMOLIVE
 CO                COM           194162 10 3     1,089         20,185 Sh            OTHER                              20,185
SCOTTS CO          CL A          810186 10 6     1,059         25,400 Sh            OTHER                              25,400
ROWAN COS INC      COM           779382 10 0     1,053         56,500 Sh            OTHER                              56,500
STILWELL FINL INC  COM           860831 10 6       982         81,352 Sh            OTHER                              81,352
SHAW GROUP INC     COM           820280 10 5       836         58,900 Sh            OTHER                              58,900
UNION PLANTERS
 CORP              COM           908068 10 9       802         29,197 Sh            OTHER                              29,197
AOL TIME WARNER
 INC               COM           00184A 10 5       783         66,890 Sh            OTHER                              66,890
CISCO SYS INC      COM           17275R 10 2       763         72,776 Sh            OTHER                              72,776
DISNEY WALT CO     COM DISNEY    254687 10 6       731         48,250 Sh            OTHER                              48,250
SCHERING PLOUGH
 CORP              COM           806605 10 1       684         32,100 Sh            OTHER                              32,100
WAL MART STORES
 INC               COM           931142 10 3       640         12,990 Sh            OTHER                              12,990
PETROQUEST ENERGY
 INC               COM           716748 10 8       608        137,500 Sh            OTHER                             137,500
MCDONALDS CORP     COM           580135 10 1       583         33,000 Sh            OTHER                              33,000
BP PLC             SPONSORED
                   ADR           055622 10 4       581         14,552 Sh            OTHER                              14,552
JOHNSON & JOHNSON  COM           478160 10 4       546         10,100 Sh            OTHER                              10,100
MONARCH CASINO &
 RESORT INC        COM           609027 10 7       533         40,000 Sh            OTHER                              40,000
PHILIP MORRIS COS
 INC               COM           718154 10 7       495         12,747 Sh            OTHER                              12,747
CHEVRONTEXACO
 CORP              COM           166764 10 0       492          7,110 Sh            OTHER                               7,110
HIBERNIA CORP      CL A          428656 10 2       485         24,264 Sh            OTHER                              24,264
ALLSTATE CORP      COM           020002 10 1       467         13,132 Sh            OTHER                              13,132
PEOPLES FINL CORP
 MISS              COM           71103B 10 2       455         35,200 Sh            OTHER                              35,200
GRAINGER W W INC   COM           384802 10 4       426         10,000 Sh            OTHER                              10,000
INTEGRA BK CORP    COM           45814P 10 5       379         21,050 Sh            OTHER                              21,050
STERLING
 BANCSHARES INC    COM           858907 10 8       374         28,650 Sh            OTHER                              28,650
MORGAN STANLEY     COM NEW       617446 44 8       367         10,822 Sh            OTHER                              10,822
LINCARE HLDGS INC  COM           532791 10 0       358         11,548 Sh            OTHER                              11,548
SEARS ROEBUCK &
 CO                COM           812387 10 8       358          9,174 Sh            OTHER                               9,174
WACHOVIA CORP 2ND
 NEW               COM           929903 10 2       344         10,520 Sh            OTHER                              10,520
PRIDE INTL INC
 DEL               COM           74153Q 10 2       312         24,000 Sh            OTHER                              24,000
PEPSICO INC        COM           713448 10 8       301          8,135 Sh            OTHER                               8,135
SNB BANCSHARES
 INC               COM           784605 10 7       300         15,000 Sh            OTHER                              15,000
BAXTER INTL INC    COM           071813 10 9       287          9,400 Sh            OTHER                               9,400
PANAMERICAN
 BEVERAGES INC     CL A          P74823 10 8       283         29,800 Sh            OTHER                              29,800
KIMBERLY CLARK
 CORP              COM           494368 10 3       278          4,900 Sh            OTHER                               4,900

                            St. Denis J. Villere Co.
                                    FORM 13F
                               September 30, 2002

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x 1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
QUINTILES
 TRANSNATIONAL
 CORP              COM           748767 10 0       263         27,688 Sh            OTHER                              27,688
DILLARDS INC       CL A          254067 10 1       260         12,876 Sh            OTHER                              12,876
BELLSOUTH CORP     COM           079860 10 2       253         13,796 Sh            OTHER                              13,796
DELL COMPUTER
 CORP              COM           247025 10 9       247         10,500 Sh            OTHER                              10,500
ANADARKO PETE
 CORP              COM           032511 10 7       245          5,504 Sh            OTHER                               5,504
WYETH              COM           983024 10 0       236          7,420 Sh            OTHER                               7,420
TJX COS INC NEW    COM           872540 10 9       229         13,480 Sh            OTHER                              13,480
VERIZON
 COMMUNICATIONS    COM           92343V 10 4       228          8,326 Sh            OTHER                               8,326
WAYPOINT FINL
 CORP              COM           946756 10 3       219         13,000 Sh            OTHER                              13,000
MICROSOFT CORP     COM           594918 10 4       211          4,820 Sh            OTHER                               4,820
DEVELOPERS
 DIVERSIFIED RLTY  COM           251591 10 3       202          9,200 Sh            OTHER                               9,200
INTEL CORP         COM           458140 10 0       157         11,308 Sh            OTHER                              11,308
HORIZON OFFSHORE
 INC               COM           44043J 10 5       107         25,500 Sh            OTHER                              25,500
NEWPARK RES INC    COM PAR $.01
                   NEW           651718 50 4        97         24,600 Sh            OTHER                              24,600
SONIC INNOVATIONS
 INC               COM           83545M 10 9        84         16,000 Sh            OTHER                              16,000
NIC INC            COM           62914B 10 0        52         30,700 Sh            OTHER                              30,700
SOLECTRON CORP     COM           834182 10 7        45         21,400 Sh            OTHER                              21,400
UNIFAB
 INTERNATIONAL
 INC               COM           90467L 10 0        15         42,000 Sh            OTHER                              42,000
RENTECH INC        COM           760112 10 2         9         15,000 Sh            OTHER                              15,000

                                               362,437